Leases - Schedule of Future Minimum Rental Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Rental Payments [Abstract]
2025	$ 36,700
2026	39,370
2027	40,945
2028	42,583
Thereafter	10,715
Total undiscounted lease payments	170,313
Less: effects of discounting	(16,084)
Operating Lease Liability	154,229
Classified as:
Operating lease liability, current	30,227	$ 22,237
Operating lease liability, non-current	$ 124,002	$ 27,299